SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Income (loss) before tax	$ (1,658,404)	$ (4,843,325)
Income tax rate	27.00%	27.00%	23.00%
Expected income expense (recovery)	$ (460,055)	$ (1,325,208)
Permanent differences	(216,957)	1,224,524
Prior years reassessment of tax expense
Change in unrecognized deferred assets	43,428	(14,629)
Change in valuation allowance	542,633	102,162
Other	97,231	48,564
Total income tax expense	6,280	35,413
Current income tax	6,280	35,413
Deferred income tax